UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – March 31, 2012

Item 1.  Schedule of Investments.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of March 31, 2012 (Unaudited)

Shares	Value

EQUITY INTERESTS - 98.6%

AUTOMOBILES & COMPONENTS - 0.5%
BorgWarner, Inc.*	2,185	$184,283

BANKS - 5.6%
Commerce Bancshares, Inc.	10,145	$411,075
East West Bancorp, Inc.	39,285	907,091
Fulton Financial Corp.	68,610	720,405
		$2,038,571

CAPITAL GOODS - 13.3%
AGCO Corp.*	21,880	$1,032,955
BE Aerospace, Inc.*	14,025	651,742
Hubbell, Inc. - Class B	3,975	312,355
KBR, Inc.	28,545	1,014,775
SPX Corp.	4,975	385,712
Thomas & Betts Corp.*	9,450	679,549
Timken Co.	5,270	267,400
URS Corp.	11,235	477,712
		$4,822,200

COMMERCIAL AND PROFESSIONAL SERVICES - 1.4%
FTI Consulting, Inc.*	4,175	$156,646
Towers Watson & Co. - Class A	5,470	361,403
		$518,049

CONSUMER SERVICES - 2.5%
Brinker International, Inc.	25,860	$712,443
Cheesecake Factory, Inc. (The)*	5,765	169,433
		$881,876

DIVERSIFIED FINANCIALS - 2.9%
Affiliated Managers Group, Inc.*	2,385	$266,667
Raymond James Financial, Inc.	11,140	406,944
Waddell & Reed Financial, Inc., Class A	11,880	385,031
		$1,058,642

ENERGY - 4.2%
Atwood Oceanics, Inc.*	2,280	$102,349
Helix Energy Solutions Group, Inc.*	22,105	393,469
HollyFrontier Corp.	29,839	959,324
Superior Energy Services, Inc.*	2,980	78,553
		$1,533,695

FOOD, BEVERAGE & TOBACCO - 3.6%
Corn Products International, Inc.	14,520	$837,078
Green Mountain Coffee Roasters, Inc.*	2,775	129,981
Ralcorp Holdings, Inc.*	2,490	184,484
Universal Corp.	3,480	162,168
		$1,313,711

HEALTH CARE EQUIPMENT & SERVICES - 7.7%
Health Management Associates, Inc. - Class A*	40,890	$274,781
LifePoint Hospitals, Inc.*	10,240	403,865
Lincare Holdings, Inc.	10,445	270,317
Mednax, Inc.*	1,690	125,685
Omnicare, Inc.	6,870	244,366
Universal Health Services, Inc. - Class B	24,110	1,010,450
WellCare Health Plans, Inc.*	6,565	471,892
		$2,801,356

INSURANCE - 5.9%
American Financial Group, Inc.	11,275	$434,989
Everest Re Group, Ltd.	2,585	239,164
HCC Insurance Holdings, Inc.	21,185	660,336
Reinsurance Group of America, Inc.	10,110	601,242
WR Berkley Corp.	5,347	193,134
		$2,128,865

MATERIALS - 4.7%
Albemarle Corp.	2,985	$190,801
Ashland, Inc.	5,175	315,986
Rock-Tenn Co. - Class A	11,240	759,374
Valspar Corp.	9,150	441,854
		$1,708,015

PHARMACEUTICALS & BIOTECHNOLOGY - 4.6%
Endo Pharmaceuticals Holdings, Inc.*	27,645	$1,070,691
Medicis Pharmaceutical Corp. - Class A	16,010	601,816
		$1,672,507

REAL ESTATE - 5.0%
Hospitality Properties Trust (REIT)	10,240	$271,053
Jones Lang LaSalle, Inc.	13,030	1,085,529
Rayonier, Inc. (REIT)	10,282	453,333
		$1,809,915

RETAILING - 13.6%
Advance Auto Parts, Inc.	13,625	$1,206,766
Ascena Retail Group, Inc.*	8,255	365,862
Chico's FAS, Inc.	9,520	143,752
Dick's Sporting Goods, Inc.	2,885	138,711
Dollar Tree, Inc.*	3,182	300,667
Foot Locker, Inc.	8,160	253,368
PetSmart, Inc.	4,275	244,616
PVH Corp.	7,160	639,603
Rent-A-Center, Inc.	7,660	289,165
Ross Stores, Inc.	23,475	1,363,897
		$4,946,407

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
Fairchild Semiconductor International, Inc.*	22,370	$328,839
Lam Research Corp.*	22,275	993,911
Skyworks Solutions, Inc.*	3,485	96,360
		$1,419,110

SOFTWARE & SERVICES - 5.0%
Alliance Data Systems Corp.*	8,850	$1,114,746
Synopsys, Inc.*	3,480	106,697
ValueClick, Inc.*	30,135	594,865
		$1,816,308

TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
Arrow Electronics, Inc.*	10,040	$421,379
Avnet, Inc.*	18,895	687,589
DST Systems, Inc.	5,770	312,907
Ingram Micro, Inc. - Class A*	7,565	140,406
Jack Henry & Associates, Inc.	5,765	196,702
MICROS Systems, Inc.*	1,885	104,222
QLogic Corp.*	11,630	206,549
Riverbed Technology, Inc.*	6,595	185,188
Tech Data Corp.*	3,575	193,979
Vishay Intertechnology, Inc.*	24,670	299,987
		$2,748,908

TELECOMMUNICATION SERVICES - 0.4%
Telephone & Data Systems, Inc.	6,051	$140,081

TRANSPORTATION - 1.5%
Kansas City Southern*	7,615	$545,919

UTILITIES - 4.7%
Cleco Corp.	9,285	$368,150
NV Energy, Inc.	20,485	330,218
ONEOK, Inc.	7,855	641,440
UGI Corp.	12,725	346,756
		$1,686,564

TOTAL EQUITY INTERESTS - 98.6% (identified cost, $28,681,688)	$35,774,982

SHORT-TERM INVESTMENTS - 0.3%
Fidelity Government Money Market Fund, 0.01% (1)	133,898	$133,898

TOTAL SHORT-TERM INVESTMENTS - 0.3% (identified cost, $133,898)	$133,898

TOTAL INVESTMENTS — 98.9% (identified cost, $28,815,586)	$35,908,880

OTHER ASSETS, IN EXCESS OF LIABILITIES — 1.1%	384,176

NET ASSETS — 100.0%	$36,293,056

REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of March 31, 2012.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,432,315
Gross Unrealized Depreciation	(339,021)
Net Unrealized Appreciation	$7,093,294

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity Interests	$35,774,982	$-	$-	$35,774,982
Short-Term Investments	-	133,898	-	133,898
Total Investments	$35,774,982	$133,898	$-	$35,908,880

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of March 31, 2012 (Unaudited)

Shares	Value

EQUITY INTERESTS - 101.2%

CAPITAL GOODS - 12.8%
Cummins, Inc.	5,135	$616,406
Fluor Corp.	10,030	602,201
General Dynamics Corp.	8,790	645,010
Precision Castparts Corp.	3,730	644,917
		$2,508,534

CONSUMER DURABLES & APPAREL - 1.0%
Coach, Inc.	1,350	$104,328
Ralph Lauren Corp.	560	97,625
		$201,953

DIVERSIFIED FINANCIALS - 7.0%
IntercontinentalExchange, Inc.*	4,410	$606,022
Mastercard, Inc. - Class A	235	98,827
T. Rowe Price Group, Inc.	9,990	652,347
		$1,357,196

ENERGY - 15.9%
Atwood Oceanics, Inc.*	11,950	$536,436
Chevron Corp.	1,330	142,629
Diamond Offshore Drilling, Inc.	1,335	89,111
Helmerich & Payne, Inc.	8,575	462,621
Murphy Oil Corp.	9,235	519,654
National Oilwell Varco, Inc.	7,655	608,343
Noble Corp.*	15,255	571,605
Occidental Petroleum Corp.	965	91,897
Schlumberger, Ltd.	1,210	84,615
		$3,106,911

FOOD & STAPLES RETAILING - 3.3%
Walgreen Co.	19,280	$645,687

FOOD, BEVERAGE & TOBACCO - 2.6%
Brown-Forman Corp. - Class B	1,135	$94,648
Coca-Cola Co. (The)	5,515	408,165
		$502,813

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
Humana, Inc.	7,040	$651,059
Stryker Corp.	8,435	467,974
		$1,119,033

INSURANCE - 3.0%
Aflac, Inc.	12,880	$592,351

MATERIALS - 5.1%
CF Industries Holdings, Inc.	2,320	$423,748
Freeport-McMoRan Copper & Gold, Inc.	10,405	395,806
Monsanto Co.	2,110	168,294
		$987,848

PHARMACEUTICALS & BIOTECHNOLOGY - 11.2%
Amgen, Inc.	9,690	$658,823
Bristol-Myers Squibb Co.	2,860	96,525
Endo Pharmaceuticals Holdings, Inc.*	13,425	519,950
Forest Laboratories, Inc.*	4,710	163,390
Gilead Sciences, Inc.*	2,135	104,295
Johnson & Johnson	9,775	644,759
		$2,187,742

RETAILING - 5.1%
Bed Bath & Beyond, Inc.*	10,165	$668,552
Dollar Tree, Inc.*	1,120	105,829
priceline.com, Inc.*	155	111,213
Ross Stores, Inc.	1,965	114,166
		$999,760

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
Analog Devices, Inc.	4,175	$168,670
Intel Corp.	29,505	829,385
		$998,055

SOFTWARE & SERVICES - 11.9%
Accenture PLC - Class A	2,065	$133,193
Altera Corp.	2,360	93,975
Google, Inc. - Class A*	1,055	676,508
Microsoft Corp.	30,520	984,270
Oracle Corp.	15,195	443,086
		$2,331,032

TECHNOLOGY HARDWARE & EQUIPMENT - 8.9%
Apple, Inc.*	130	$77,931
Cisco Systems, Inc.	38,720	818,928
Cognizant Technology Solutions Corp. - Class A*	1,350	103,883
Intuit, Inc.	1,615	97,110
Western Digital Corp.*	15,680	648,995
		$1,746,847

TRANSPORTATION - 2.6%
Kirby Corp.*	7,805	$513,491

TOTAL EQUITY INTERESTS - 101.2% (identified cost, $18,721,140)	$19,799,253

TOTAL INVESTMENTS — 101.2% (identified cost, $18,721,140)	$19,799,253

LIABILITIES, IN EXCESS OF OTHER ASSETS — (1.2)%	(237,609)

NET ASSETS — 100.0%	$19,561,644

PLC — Public Limited Company
*	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,630,096
Gross Unrealized Depreciation	(551,983)
Net Unrealized Appreciation	$1,078,113

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity Interests	$19,799,253	$-	$-	$19,799,253
Total Investments	$19,799,253	$-	$-	$19,799,253

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of March 31, 2012 (Unaudited)

Shares	Value

EQUITY INTERESTS - 101.2%

AUSTRALIA - 5.3%
Australia & New Zealand Banking Group, Ltd.	7,300	$175,902
BHP Billiton, Ltd.	11,694	419,279
Commonwealth Bank of Australia	6,743	349,969
Incitec Pivot, Ltd.	71,502	233,328
Rio Tinto, Ltd.	1,808	122,494
Westpac Banking Corp.	24,125	547,081
		$1,848,053

AUSTRIA - 0.5%
OMV AG	4,599	$163,218

BELGIUM - 1.2%
Delhaize Group SA	4,282	$224,957
KBC Groep NV	7,692	192,679
		$417,636

BRAZIL - 1.0%
Cia de Bebidas das Americas, ADR	8,831	$364,897

CANADA - 6.9%
Agrium, Inc.	5,620	$484,092
Bank of Nova Scotia	4,272	238,851
CGI Group, Inc. - Class A*	16,959	377,206
First Quantum Minerals, Ltd.	10,203	194,168
Magna International, Inc.	3,675	174,879
Toronto-Dominion Bank (The)	11,339	960,488
		$2,429,684

CHINA - 3.0%
Baidu, Inc., ADR*	3,311	$482,645
Changyou.com, Ltd., ADR*(1)	5,235	142,130
China Petroleum & Chemical Corp., ADR	1,969	214,070
CNOOC, Ltd., ADR	980	200,204
		$1,039,049

DENMARK - 0.6%
AP Moeller - Maersk A/S - Class B	26	$200,496

FINLAND - 0.5%
Nokian Renkaat OYJ	3,910	$190,262

FRANCE - 9.7%
Alstom SA	5,215	$203,205
AtoS*	2,929	168,679
AXA SA	8,472	140,237
BNP Paribas SA	11,613	550,168
Cie Generale des Etablissements Michelin - Class B	3,444	256,057
France Telecom SA	14,032	207,513
PPR	1,372	235,695
Sanofi	11,042	856,250
Schneider Electric SA	1,807	117,889
Societe Generale SA	2,806	82,078
Technip SA	1,281	150,683
Total SA	8,858	451,087
		$3,419,541

GERMANY - 10.5%
Adidas AG	2,865	$223,688
Allianz SE	1,408	167,759
BASF SE	13,549	1,183,814
Bayer AG	2,385	167,508
Bayerische Motoren Werke AG	3,971	356,682
Daimler AG(1)	2,964	178,451
Henkel AG & Co. KGaA (Preferred Stock), 0.72%	3,440	251,958
Infineon Technologies AG	17,741	181,044
RWE AG	10,493	500,322
Siemens AG	1,656	166,941
Volkswagen AG	1,996	321,840
		$3,700,007

HONG KONG - 1.9%
Cheung Kong Holdings, Ltd.	42,000	$542,581
Techtronic Industries Co.	79,500	107,516
		$650,097

ITALY - 2.6%
Enel SpA	82,840	$299,182
ENI SpA (Azioni Ordinarie)	26,278	615,552
		$914,734

JAPAN - 16.8%
Bridgestone Corp.	11,300	$275,446
Brother Industries, Ltd.	12,500	170,424
Daito Trust Construction Co., Ltd.	4,500	406,282
Fast Retailing Co., Ltd.	600	137,505
ITOCHU Corp.	65,100	714,324
KDDI Corp.	120	781,578
Marubeni Corp.	13,000	94,307
Mitsubishi Corp.	21,800	508,609
Mitsui & Co., Ltd.	22,500	371,013
Nippon Electric Glass Co., Ltd.	22,000	192,211
Nippon Telegraph & Telephone Corp.	7,100	323,963
Nissan Motor Co., Ltd.	17,900	191,626
ORIX Corp.	1,260	120,955
Sumitomo Corp.	62,300	905,411
Yamada Denki Co., Ltd.	11,190	702,987
		$5,896,641

NETHERLANDS - 3.4%
Chicago Bridge & Iron Co. NV	3,680	$158,939
Fugro NV, ADR	2,560	182,117
ING Groep NV*	38,917	323,755
Koninklijke Boskalis Westminster NV	10,025	376,011
SBM Offshore NV	7,082	144,532
		$1,185,354

NORWAY - 2.9%
Aker Solutions ASA	12,922	$218,272
Telenor ASA	28,497	527,569
Yara International ASA	5,426	258,361
		$1,004,202

SINGAPORE - 0.8%
Jardine Cycle & Carriage, Ltd.	7,000	$268,843

SPAIN - 1.2%
Banco Santander SA	55,887	$429,430

SWEDEN - 1.8%
Getinge AB - Class B(1)	10,468	$297,222
Skanska AB - Class B	7,009	121,159
Tele2 AB - Class B	10,934	222,458
		$640,839

SWITZERLAND - 8.1%
Credit Suisse Group AG	16,444	$468,113
Nestle SA	19,270	1,210,971
Novartis AG	6,821	377,029
Swatch Group AG (The)	576	264,787
Zurich Financial Services AG (Inhaberktie)*	1,956	525,005
		$2,845,905

UNITED KINGDOM - 21.5%
Anglo American PLC	4,614	$172,284
AstraZeneca PLC	21,961	975,101
Aviva PLC	15,641	82,843
Balfour Beatty PLC	30,928	141,080
Barclays PLC (Ordinary)	101,708	382,291
BG Group PLC	24,165	559,068
BHP Billiton PLC	23,557	717,949
BP PLC	80,832	597,380
Centrica PLC	73,374	370,926
Cobham PLC	34,337	125,689
Ensco PLC, ADR	5,306	280,847
Eurasian Natural Resources Corp. PLC	35,090	332,185
Imperial Tobacco Group PLC	6,563	265,821
Legal & General Group PLC	452,040	943,977
Rolls-Royce Holdings PLC*	22,469	291,507
Rolls-Royce Holdings PLC - Class C*(2)	1,673,043	16,573
Royal Dutch Shell PLC - Class B	7,082	248,879
Vodafone Group PLC	254,761	700,931
WPP PLC	11,844	161,704
Xstrata PLC	11,755	200,587
		$7,567,622

UNITED STATES - 1.0%
BlackRock, Inc.	775	$158,798
Invesco, Ltd.	7,814	208,399
		$367,197

TOTAL EQUITY INTERESTS - 101.2% (identified cost, $30,970,770)	$35,543,707

TOTAL INVESTMENTS — 101.2% (identified cost, $30,970,770)	$35,543,707

LIABILITIES, IN EXCESS OF OTHER ASSETS — (1.2)%	(404,739)

NET ASSETS — 100.0%	$35,138,968

ADR — American Depositary Receipt
PLC — Public Limited Company
*	Non-income producing security.
(1)	The security or a portion of the security is out on loan at March 31, 2012. Total loaned securities had a market value of $586,646 at March 31, 2012.
(2)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $16,573 or 0.0% of net assets.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,190,303
Gross Unrealized Depreciation	(1,617,366)
Net Unrealized Appreciation	$4,572,937

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity Interests	$35,527,134	$-	$16,573	$35,543,707
Total Investments	$35,527,134	$-	$16,573	$35,543,707

The Level 1 inputs displayed in this table under Equity Interests are Common Stock and Preferred Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

Equity Interests

Balance as of 12/31/11	$16,120
Accrued Accretion/(Amortization)	-
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	453
Purchases	-
Sales	-
Transfers In/(Out)	-
Balance as of 03/31/12	$16,573
Net change in unrealized appreciation/(depreciation) from investments held as of 03/31/12	$453

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	May 7, 2012

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date:	May 7, 2012